Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 71,073,024	$ 4,424,805
Certificates of deposits		770,799
Trade and other receivables	749,677	984,547
Convertible note proceeds receivable	15,171,072
Assets held for sale	1,135,490
Other current assets	288,191	30,018
Total current assets	88,417,454	6,210,169
Property and equipment, net	15,207,775	4,576,105
Right of use assets, net	7,140,877	935,336
Digital assets		721,664
Intangible assets, net		1,658,963
Certificates of deposits	915,397
Other long-term assets	3,414,432
Goodwill	18,044,215	18,044,215
TOTAL ASSETS	133,140,150	32,146,452
Current liabilities
Trade and other payables	3,433,320	957,829
Warrant liability	890,000
Note payable	2,254,968	5,435
Convertible notes	129,017,286
Finance lease liabilities, current portion	1,072,820	186,620
Other current liabilities	2,701,932
Total current liabilities	139,370,326	1,149,884
Finance lease liabilities, net of current portion	3,918,081	760,087
Deferred tax liabilities		327,535
TOTAL LIABILITIES	143,288,407	2,237,506
Stockholders’ equity:
Additional paid-in capital	33,861,613	33,304,160
Accumulated deficit	(43,529,190)	(3,905,281)
Accumulated other comprehensive income (loss)	(372,992)	423,858
Noncontrolling interest	(108,885)	86,096
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(10,148,257)	29,908,945
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	133,140,150	32,146,452
Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred Stock, value		2
Series B Preferred Stock [Member]
Stockholders’ equity:
Preferred Stock, value		3
Common Class A [Member]
Stockholders’ equity:
Common Stock, value	1,183	107
Common Class B [Member]
Stockholders’ equity:
Common Stock, value	$ 14